Skadden, Arps, Slate, Meagher & Flom llp
155 NORTH WACKER DRIVE
CHICAGO, ILLINOIS 60606

Mr. Vincent DiStefano Senior Counsel Securities and Exchange Commission Office of Investment Management 100 F Street, N.E. Washington, DC 20549	April 27, 2012
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RE: Invesco Van Kampen Exchange Fund
File Number 811-02611
Dear Mr. DiStefano:
     Thank you for your telephonic comments of June 13, 2011 regarding Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on April 29, 2011 by Invesco Van Kampen Exchange Fund (the “Fund”) under the Investment Company Act of 1940, as amended (“1940 Act”). On behalf of the Fund, we have articulated your comments to the best of our understanding and provided our response to your comments below. Where changes were necessary in response to your comments, they are reflected in Post-Effective Amendment No. 43 to the Fund’s Registration Statement which was filed under the 1940 Act via EDGAR on April 27, 2012.

Comment 1	Please clarify in the “Independent Managing General Partners” table under Item 17 in the Statement of Additional Information that the column headed “Other Directorships Held by Managing General Partner” reflects directorships held for the past five years.

Response 1	The Fund has revised the table heading to “Other Directorships Held by Managing General Partner During the Past Five Years.”
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          The Fund acknowledges that the disclosure included in the Registration Statement is the responsibility of the Fund. The Fund further acknowledges that the action of the Commission or the staff acting pursuant to delegated authority in reviewing the Registration Statement does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosures in the Registration Statement; and that the Fund will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
          Should you have any questions concerning our responses to your comments, please direct them to Peter Davidson at (713) 214-7888 or the undersigned at (312) 407-0641.

Sincerely,
/s/ Kevin T. Hardy

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